WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 25.3%
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 1.1%
Delta TopCo Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	12/1/27	14,419,839	$13,606,127	(a)(b)(c)
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	2.810%	3/1/27	8,904,750	8,570,822	(a)(b)(c)
Zayo Group Holdings Inc., Initial Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	4.060%	3/9/27	14,720,000	13,800,000	(a)(b)(c)

Total Diversified Telecommunication Services				35,976,949

Entertainment - 0.1%
Go Daddy Operating Co. LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.810%	2/15/24	4,139,876	4,090,736	(a)(b)(c)

Interactive Media & Services - 0.2%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	8,144,100	7,801,355	(a)(b)(c)

Media - 2.9%
Charter Communications Operating LLC, Term Loan B1 (the greater of 1 mo. USD LIBOR or 1.060% + 1.750%)	2.810%	4/30/25	8,170,109	8,093,515	(a)(b)(c)
Charter Communications Operating LLC, Term Loan B2 (the greater of 1 mo. USD LIBOR or 1.060% + 1.750%)	2.810%	2/1/27	12,825,463	12,602,172	(a)(b)(c)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	3.560%	11/18/24	2,556,244	2,313,401	(a)(b)(c)(d)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	4.060%	5/1/26	14,329,878	13,780,542	(a)(b)(c)
Nexstar Broadcasting Inc., Term Loan B4 (the greater of 1 mo. USD LIBOR or 0.800% + 2.500%)	3.300%	9/18/26	16,261,260	16,009,210	(a)(b)(c)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.688%)	4.732%	1/31/26	2,337,578	2,196,844	(a)(b)(c)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	4.560%	12/17/26	10,542,721	10,147,369	(a)(b)(c)
Univision Communications Inc., 2021 Replacement Term Loan (1 mo. USD LIBOR + 3.250%)	4.310%	3/15/26	8,798,353	8,568,012	(a)(b)(c)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	3.375%	1/31/28	16,996,685	16,607,206	(a)(b)(c)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report	1

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. USD LIBOR + 3.250%)	4.125%	1/31/29	1,910,000	$1,878,370	(a)(b)(c)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	3.375%	4/30/28	638,000	621,718	(a)(b)(c)

Total Media				92,818,359

Wireless Telecommunication Services - 0.1%
CSC Holdings LLC, 2018 Incremental Term Loan (1 mo. USD LIBOR + 2.250%)	3.125%	1/15/26	2,563,504	2,435,329	(a)(b)(c)

TOTAL COMMUNICATION SERVICES				143,122,728

CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.6%
American Axle & Manufacturing Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 1.010% + 2.250%)	3.260%	4/6/24	2,215,166	2,181,939	(a)(b)(c)
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	4.310%	4/30/26	16,362,551	15,765,645	(a)(b)(c)

Total Auto Components				17,947,584

Diversified Consumer Services - 0.5%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	17,787,984	17,387,754	(a)(b)(c)

Hotels, Restaurants & Leisure - 2.8%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	2.810%	11/19/26	18,076,795	17,453,598	(a)(b)(c)
8th Avenue Food & Provisions Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.750%)	4.810%	10/1/25	979,747	829,846	(a)(b)(c)
Alterra Mountain Co., 2028 Term Loan B (1 mo. USD LIBOR + 3.500%)	4.560%	8/17/28	5,169,427	5,007,908	(a)(b)(c)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	2.810%	3/11/25	6,973,400	6,813,570	(a)(b)(c)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	3.810%	12/23/24	9,066,674	8,915,396	(a)(b)(c)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	4.560%	7/21/25	8,855,150	8,754,998	(a)(b)(c)
Entain Holdings Gibraltar Ltd., USD Term Loan Facility B (3 mo. USD LIBOR + 2.250%)	3.743%	3/29/27	3,057,250	3,001,195	(a)(b)(c)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	3.060%	11/30/23	7,705,712	7,696,080	(a)(b)(c)

See Notes to Schedule of Investments.

2	Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.724%	6/22/26	6,007,300	$5,869,402	(a)(b)(c)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	3.560%	5/29/26	5,244,030	5,126,040	(a)(b)(c)
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.000%)	3.882%	4/13/29	12,350,000	12,087,563	(a)(b)(c)
Station Casinos LLC, Term Loan Facility B1 (the greater of 1 mo. USD LIBOR or 1.060% + 2.250%)	3.310%	2/8/27	9,204,012	8,962,452	(a)(b)(c)

Total Hotels, Restaurants & Leisure				90,518,048

Specialty Retail - 0.8%
Academy Ltd., Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.800% + 3.750%)	4.550%	11/5/27	913,275	887,018	(a)(b)(c)
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	4.810%	3/6/28	4,137,782	3,941,755	(a)(b)(c)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	3.810%	10/19/27	10,417,967	9,667,248	(a)(b)(c)
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.250%)	4.256%	3/3/28	12,689,313	12,115,629	(a)(b)(c)

Total Specialty Retail				26,611,650

TOTAL CONSUMER DISCRETIONARY				152,465,036

CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.500%)	4.506%	3/31/28	4,974,940	4,614,257	(a)(b)(c)

Food & Staples Retailing - 0.2%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	3.310%	1/29/27	1,965,000	1,890,084	(a)(b)(c)
US Foods Inc., 2019 Incremental Term Loan B (3 mo. USD LIBOR + 2.000%)	3.575%	9/14/26	4,357,601	4,195,433	(a)(b)(c)

Total Food & Staples Retailing				6,085,517

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report	3

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 0.1%
Energizer Holdings Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 2.250%)	3.250%	12/22/27	2,686,000	$2,576,881	(a)(b)(c)

TOTAL CONSUMER STAPLES				13,276,655

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. USD LIBOR + 2.000%)	3.143%	8/4/28	11,014,650	10,656,674	(a)(b)(c)

FINANCIALS - 2.8%
Capital Markets - 0.6%
Allspring Buyer LLC, Term Loan (3 mo. USD LIBOR + 3.250%)	4.313%	11/1/28	6,586,000	6,424,116	(a)(b)(c)
Edelman Financial Engines Center LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 3.500%)	4.560%	4/7/28	3,618,730	3,486,917	(a)(b)(c)
Finco I LLC, 2020 Term Loan (1 mo. USD LIBOR + 2.500%)	3.560%	6/27/25	1,261,413	1,231,455	(a)(b)(c)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	3.506%	2/1/27	2,132,887	2,047,572	(a)(b)(c)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	3.060%	7/3/24	7,827,542	7,651,031	(a)(b)(c)

Total Capital Markets				20,841,091

Diversified Financial Services - 1.6%
Alpha Topco Ltd. - Delta 2 (Lux) SARL, USD 2018 Incremental New Facility Loan B3 (1 mo. USD LIBOR + 2.500%)	3.560%	2/1/24	560,000	555,450	(a)(b)(c)
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	3.649%	2/2/28	13,559,890	13,164,958	(a)(b)(c)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. Term SOFR + 3.750%)	4.784%	4/9/27	10,272,037	9,901,833	(a)(b)(c)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	3.810%	1/26/28	5,534,290	5,379,800	(a)(b)(c)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	3.006%	11/5/28	10,000,000	9,742,500	(a)(b)(c)

See Notes to Schedule of Investments.

4	Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
UFC Holdings LLC, Term Loan B3 (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	4/29/26	7,435,413	$7,223,206	(a)(b)(c)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.000%)	3.882%	1/13/29	5,500,000	5,321,250	(a)(b)(c)

Total Diversified Financial Services				51,288,997

Insurance - 0.6%
AmWINS Group Inc., Term Loan (1 mo. USD LIBOR + 2.250%)	3.310%	2/19/28	4,819,021	4,640,236	(a)(b)(c)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	4.060%	11/3/24	631,984	611,783	(a)(b)(c)
Asurion LLC, New Term Loan B8 (1 mo.
USD LIBOR + 3.250%)	4.310%	12/23/26	7,424,602	7,046,875	(a)(b)(c)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	4.310%	7/31/27	4,831,200	4,587,224	(a)(b)(c)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.125%)	4.185%	11/3/23	1,974,006	1,931,358	(a)(b)(c)

Total Insurance				18,817,476

TOTAL FINANCIALS				90,947,564

HEALTH CARE - 5.4%
Health Care Equipment & Supplies - 0.3%
Medline Borrower LP, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	4.310%	10/23/28	10,000,000	9,675,000	(a)(b)(c)

Health Care Providers & Services - 2.3%
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.756%	2/18/27	2,609,036	2,446,910	(a)(b)(c)
Global Medical Response Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.250%)	5.250%	10/2/25	4,813,563	4,599,961	(a)(b)(c)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. USD LIBOR + 2.000%)	3.060%	11/15/27	16,490,046	15,899,620	(a)(b)(c)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	4.810%	11/16/25	7,215,090	6,981,898	(a)(b)(c)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	4.310%	3/5/26	7,794,686	7,521,872	(a)(b)(c)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. USD LIBOR + 3.500%)	4.461%	3/5/26	13,820,400	13,376,143	(a)(b)(c)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report	5

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Phoenix Newco Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.310%	11/15/28	8,110,000	$7,870,512	(a)(b)(c)
Sterigenics-Nordion Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	3.810%	12/11/26	17,730,000	17,220,263	(a)(b)(c)

Total Health Care Providers & Services				75,917,179

Health Care Technology - 0.9%
AthenaHealth Group Inc., Delayed Draw Term Loan	—	2/15/29	2,917,391	2,792,191	(e)
AthenaHealth Group Inc., Term Loan B (1 mo. Term SOFR + 3.500%)	4.363%	2/15/29	17,212,609	16,473,930	(a)(b)(c)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.500%)	3.560%	3/1/24	10,493,175	10,345,640	(a)(b)(c)

Total Health Care Technology				29,611,761

Life Sciences Tools & Services - 0.4%
ICON Luxembourg Sarl, Term Loan (3 mo. USD LIBOR + 2.250%)	3.313%	7/3/28	9,308,162	9,185,992	(a)(b)(c)
PRA Health Sciences Inc., Term Loan (3 mo. USD LIBOR + 2.250%)	3.313%	7/3/28	2,319,134	2,288,696	(a)(b)(c)

Total Life Sciences Tools & Services				11,474,688

Pharmaceuticals - 1.5%
Gainwell Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.000%)	5.006%	10/1/27	13,065,689	12,804,375	(a)(b)(c)
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.813%	3/15/28	17,829,900	17,432,472	(a)(b)(c)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	4.560%	5/5/28	17,733,786	17,386,470	(a)(b)(c)

Total Pharmaceuticals				47,623,317

TOTAL HEALTH CARE				174,301,945

INDUSTRIALS - 4.1%
Aerospace & Defense - 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B5 (1 mo. USD LIBOR + 2.250%)	3.177%	12/1/27	4,424,000	4,282,985	(a)(b)(c)
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	3.310%	12/9/25	740,530	723,087	(a)(b)(c)

Total Aerospace & Defense				5,006,072

See Notes to Schedule of Investments.

6	Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 0.4%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,910,000	$1,934,353	(a)(b)(c)
United Airlines Inc., Term Loan B (1 mo. USD LIBOR + 3.750%)	4.711%	4/21/28	10,503,900	10,269,768	(a)(b)(c)

Total Airlines				12,204,121

Building Products - 0.7%
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	4.842%	2/26/29	18,190,000	16,518,794	(a)(b)(c)
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. USD LIBOR + 3.000%)	4.060%	6/9/28	5,960,000	5,757,002	(a)(b)(c)

Total Building Products				22,275,796

Commercial Services & Supplies - 1.9%
Ali Group North America Corp., Term Loan B	—	10/13/28	5,000,000	4,865,625	(e)
Allied Universal Holdco LLC, USD Term Loan (1 mo. USD LIBOR + 3.750%)	4.810%	5/12/28	14,601,464	13,847,664	(a)(b)(c)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	3.560%	10/1/26	16,053,029	15,695,127	(a)(b)(c)
Garda World Security Corp., Term Loan B2 (the greater of 1 mo. USD LIBOR or 1.010% + 4.250%)	5.260%	10/30/26	3,964,367	3,736,020	(a)(b)(c)
GFL Environmental Inc., 2020 Term Loan (3 mo. USD LIBOR + 3.000%)	4.239%	5/30/25	5,888,215	5,835,103	(a)(b)(c)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	5.060%	8/27/25	16,675,045	16,383,231	(a)(b)(c)

Total Commercial Services & Supplies				60,362,770

Construction & Engineering - 0.2%
Brown Group Holding LLC, Initial Term Loan (3 mo. USD LIBOR + 2.500%)	3.506%	6/7/28	7,340,509	6,991,834	(a)(b)(c)

Electrical Equipment - 0.1%
Brookfield WEC Holdings Inc., Refinancing Term Loan 2 (1 mo. USD LIBOR + 2.750%)	3.810%	8/1/25	2,862,084	2,745,984	(a)(b)(c)

Road & Rail - 0.7%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	3.006%	12/30/26	16,573,205	16,235,360	(a)(b)(c)(e)
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	2.553%	2/24/25	8,065,000	7,933,944	(a)(b)(c)

Total Road & Rail				24,169,304

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report	7

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.0%††
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	2.756%	10/6/23	275,000	$273,239	(a)(b)(c)

TOTAL INDUSTRIALS				134,029,120

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.1%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.310%	4/6/26	3,713,819	3,537,413	(a)(b)(c)

Electronic Equipment, Instruments & Components - 0.3%
II-VI Inc., Term Loan B	—	12/8/28	9,840,000	9,635,033	(e)

IT Services - 0.2%
FleetCor Technologies Operating Co. LLC, Term Loan B4 (1 mo. USD LIBOR + 1.750%)	2.810%	4/28/28	5,309,901	5,143,011	(a)(b)(c)

Software - 1.7%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.060%	10/16/26	17,491,025	17,119,341	(a)(b)(c)
Magenta Buyer LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.230% + 5.000%)	6.230%	7/27/28	19,442,300	17,916,079	(a)(b)(c)
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	4.810%	2/1/28	17,775,150	17,281,889	(a)(b)(c)
RealPage Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	4.310%	4/24/28	3,253,650	3,128,694	(a)(b)(c)

Total Software				55,446,003

TOTAL INFORMATION TECHNOLOGY				73,761,460

MATERIALS - 0.9%
Chemicals - 0.4%
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (1 mo. USD LIBOR + 2.750%)	3.810%	1/29/26	12,297,100	11,961,143	(a)(b)(c)

Containers & Packaging - 0.3%
Berry Global Inc., Term Loan Z (1 mo. USD LIBOR + 1.750%)	2.594%	7/1/26	7,393,511	7,256,731	(a)(b)(c)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	2.810%	2/4/27	4,413,753	4,309,632	(a)(b)(c)

Total Containers & Packaging				11,566,363

See Notes to Schedule of Investments.

8	Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 0.2%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	2.810%	9/7/27	5,680,538	$5,545,058	(a)(b)(c)

TOTAL MATERIALS				29,072,564

TOTAL SENIOR LOANS (Cost - $845,961,576)				821,633,746

CORPORATE BONDS & NOTES - 24.8%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.2%
Altice France SA, Senior Secured Notes	5.500%	1/15/28	200,000	178,354	(f)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	2,650,000	2,303,804	(f)
AT&T Inc., Senior Notes	2.250%	2/1/32	940,000	795,941
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	1,900,000	1,638,148

Total Diversified Telecommunication Services				4,916,247

Entertainment - 0.1%
Netflix Inc., Senior Notes	5.875%	2/15/25	2,845,000	2,973,110

Interactive Media & Services - 0.4%
Tencent Holdings Ltd., Senior Notes	3.680%	4/22/41	2,560,000	2,051,255	(f)
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	15,610,000	12,186,330	(f)

Total Interactive Media & Services				14,237,585

Media - 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	3,470,000	3,424,769	(f)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	3,100,000	3,007,620	(f)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,400,000	1,266,209	(f)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	5,350,000	4,768,722	(f)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	8,260,000	7,278,299
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	2,220,000	1,913,363	(f)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	320,000	320,086
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	100,000	102,194

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report	9

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,000,000	$2,069,438
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	7,500,000	6,464,432
Comcast Corp., Senior Notes	2.887%	11/1/51	1,000,000	760,765	(f)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,100,000	4,699,063
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,220,000	1,045,235
DISH DBS Corp., Senior Notes	5.125%	6/1/29	3,150,000	2,228,562
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	2,260,000	1,916,311	(f)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	420,000	343,604	(f)
Fox Corp., Senior Notes	5.476%	1/25/39	2,000,000	2,048,479
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	2,500,000	2,774,431
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	3,300,000	3,249,329	(f)

Total Media				49,680,911

Wireless Telecommunication Services - 1.3%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	1,698,717
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	650,000	559,020	(f)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	1,150,000	934,657	(f)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	11,490,000	9,874,449	(f)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	650,000	736,125
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,490,000	7,138,647
Sprint Corp., Senior Notes	7.875%	9/15/23	180,000	188,770
Sprint Corp., Senior Notes	7.625%	2/15/25	1,973,000	2,137,627
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	1,350,000	1,267,083
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	4,230,000	3,752,877
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	3,880,000	3,600,368
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	740,000	676,637
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	8,460,000	7,735,612	(f)
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	1,000,000	786,592
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	730,000	661,562	(f)

Total Wireless Telecommunication Services				41,748,743

TOTAL COMMUNICATION SERVICES				113,556,596

See Notes to Schedule of Investments.

10	Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 1.6%
Ford Motor Co., Senior Notes	3.250%	2/12/32	150,000	$127,035
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	200,500
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	5,580,000	5,348,988
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	11,250,000	11,211,328
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	3,220,000	3,055,539
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	250,000	231,439
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	2,130,000	1,858,148
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	200,000	171,577
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	230,000	224,494
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	27,260,000	24,612,372
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	5,820,000	5,040,411

Total Automobiles				52,081,831

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,900,000	2,871,711	(f)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,370,000	1,488,614

Total Diversified Consumer Services				4,360,325

Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	460,000	434,824	(f)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	1,960,000	1,802,416	(f)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	310,000	311,303
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	4,240,000	4,315,048	(f)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	1,800,000	1,837,764	(f)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	1,100,000	955,894	(f)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	2,630,000	2,649,988
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,540,000	3,149,414	(f)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	7,740,000	5,793,502	(f)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,110,000	834,504	(f)

Total Hotels, Restaurants & Leisure				22,084,657

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report	11

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Durables - 0.1%
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	1,650,000	$1,499,877
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	1,850,000	1,854,631

Total Household Durables				3,354,508

Internet & Direct Marketing Retail - 0.4%
Prosus NV, Senior Notes	3.061%	7/13/31	19,380,000	15,006,300	(f)

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	450,000	448,323	(f)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,840,000	1,823,431	(f)

Total Textiles, Apparel & Luxury Goods				2,271,754

TOTAL CONSUMER DISCRETIONARY				99,159,375

CONSUMER STAPLES - 1.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	4,000,000	4,345,929

Food Products - 0.6%
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	1,360,000	1,330,742
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	432,000	499,609
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,130,000	1,303,650
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	330,000	386,990	(f)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	330,000	305,150
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	1,810,000	1,739,743
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	4,960,000	4,839,190
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	2,160,000	1,900,481
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	4,010,000	3,758,303
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	2,730,000	2,796,023

Total Food Products				18,859,881

Tobacco - 0.7%
Altria Group Inc., Senior Notes	5.800%	2/14/39	5,000,000	4,924,931
Altria Group Inc., Senior Notes	5.950%	2/14/49	7,500,000	7,228,285
Altria Group Inc., Senior Notes	6.200%	2/14/59	792,000	776,618
BAT Capital Corp., Senior Notes	3.734%	9/25/40	10,000,000	7,424,440
BAT Capital Corp., Senior Notes	3.984%	9/25/50	2,500,000	1,799,950

Total Tobacco				22,154,224

TOTAL CONSUMER STAPLES				45,360,034

See Notes to Schedule of Investments.

12	Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 7.4%
Oil, Gas & Consumable Fuels - 7.4%
Apache Corp., Senior Notes	5.100%	9/1/40	16,268,000	$15,199,518
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	4,820,000	4,316,120	(f)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	3,160,000	3,074,088
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	7,030,000	6,155,819	(f)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	10,830,000	10,634,194
Devon Energy Corp., Senior Notes	8.250%	8/1/23	320,000	336,492
Devon Energy Corp., Senior Notes	5.250%	10/15/27	170,000	172,682
Devon Energy Corp., Senior Notes	5.875%	6/15/28	720,000	750,785
Devon Energy Corp., Senior Notes	5.000%	6/15/45	5,000,000	5,005,671
Ecopetrol SA, Senior Notes	4.625%	11/2/31	21,540,000	18,670,657
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,170,000	955,691
Energy Transfer LP, Junior Subordinated Notes (6.250% to 2/15/23 then 3 mo. USD LIBOR + 4.028%)	6.250%	2/15/23	2,880,000	2,318,400	(c)(g)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	3,170,000	2,967,529	(c)(g)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	600,000	532,950	(c)(g)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	8,010,000	7,224,139	(c)(g)
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	490,000	466,120
EQT Corp., Senior Notes	3.900%	10/1/27	11,880,000	11,467,883
EQT Corp., Senior Notes	5.000%	1/15/29	180,000	179,001
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	500,000	463,875	(f)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,850,000	2,599,658	(f)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	300,000	359,532
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	5,000,000	5,045,382
MEG Energy Corp., Senior Notes	5.875%	2/1/29	1,030,000	1,029,794	(f)
MPLX LP, Senior Notes	4.875%	12/1/24	1,780,000	1,822,511

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report	13

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
MPLX LP, Senior Notes	4.875%	6/1/25	1,710,000	$1,743,585
MPLX LP, Senior Notes	4.500%	4/15/38	2,000,000	1,856,910
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	15,000,000	18,004,500
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	11,829,000	12,509,227
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	5,000,000	5,656,500
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	42,230,000	42,869,362
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	7,380,000	6,006,877
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,634,795
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,000,000	809,760
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	330,000	223,966
Range Resources Corp., Senior Notes	5.000%	3/15/23	2,347,000	2,355,250
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,680,000	1,713,558
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,780,000	1,931,211
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,343,617
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	1,510,000	1,530,649
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	2,580,000	2,524,904
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	330,000	297,965	(f)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,630,000	1,695,070
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	830,000	874,654
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	3,590,000	3,446,168
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	560,000	511,812
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	4,040,000	3,672,562	(f)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	20,000,000	18,349,100

See Notes to Schedule of Investments.

14	Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	2,000,000	$1,844,420
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	230,000	233,922
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	152,000	179,785
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	5,800,000	6,049,713

TOTAL ENERGY				241,618,333

FINANCIALS - 0.5%
Banks - 0.3%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	800,000	782,464	(c)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	1,000,000	735,093	(c)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	3,620,000	3,417,697	(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	750,000	702,076	(c)(f)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	1,000,000	1,049,759	(c)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	2,000,000	1,952,068

Total Banks				8,639,157

Capital Markets - 0.1%
Credit Suisse AG, Senior Notes	3.700%	2/21/25	2,250,000	2,241,114

Diversified Financial Services - 0.1%
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	220,000	220,476	(f)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,210,000	1,211,818	(f)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,840,000	2,867,371	(f)

Total Diversified Financial Services				4,299,665

TOTAL FINANCIALS				15,179,936

HEALTH CARE - 2.8%
Biotechnology - 0.0%††
AbbVie Inc., Senior Notes	4.050%	11/21/39	1,000,000	932,596

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report	15

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 1.1%
Centene Corp., Senior Notes	4.250%	12/15/27	3,510,000	$3,497,768
Centene Corp., Senior Notes	4.625%	12/15/29	4,890,000	4,826,332
Centene Corp., Senior Notes	3.375%	2/15/30	1,490,000	1,369,444
Centene Corp., Senior Notes	3.000%	10/15/30	550,000	490,105
Centene Corp., Senior Notes	2.625%	8/1/31	560,000	481,466
Cigna Corp., Senior Notes	4.900%	12/15/48	1,000,000	999,792
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	5,158,272	(f)
HCA Inc., Senior Notes	5.375%	2/1/25	2,120,000	2,194,200
HCA Inc., Senior Notes	5.375%	9/1/26	1,430,000	1,490,818
HCA Inc., Senior Notes	5.625%	9/1/28	1,540,000	1,617,092
HCA Inc., Senior Notes	5.875%	2/1/29	4,380,000	4,637,347
HCA Inc., Senior Notes	3.500%	9/1/30	7,660,000	6,997,128
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	11,000
HCA Inc., Senior Secured Notes	5.000%	3/15/24	890,000	913,272
HCA Inc., Senior Secured Notes	5.250%	4/15/25	670,000	695,502
HCA Inc., Senior Secured Notes	5.250%	6/15/26	90,000	93,358
HCA Inc., Senior Secured Notes	4.500%	2/15/27	90,000	90,988
HCA Inc., Senior Secured Notes	5.500%	6/15/47	190,000	187,849
Tenet Healthcare Corp., Senior Secured Notes	4.375%	1/15/30	330,000	308,368	(f)

Total Health Care Providers & Services				36,060,101

Pharmaceuticals - 1.7%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	310,000	260,338	(f)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	830,000	660,805	(f)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	220,000	187,319	(f)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	5,160,000	3,215,944	(f)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	280,000	185,784	(f)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	2,160,000	1,267,499	(f)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	350,000	330,636	(f)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	3,420,000	3,408,283
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	940,000	937,321
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	5,050,000	5,106,686

See Notes to Schedule of Investments.

16	Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	3,920,000	$4,031,210
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	35,020,000	31,118,072
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	710,000	659,015
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	4,690,000	4,306,733

Total Pharmaceuticals				55,675,645

TOTAL HEALTH CARE				92,668,342

INDUSTRIALS - 3.4%
Aerospace & Defense - 0.3%
Boeing Co., Senior Notes	5.705%	5/1/40	1,000,000	987,302
Boeing Co., Senior Notes	5.805%	5/1/50	3,000,000	2,957,615
Boeing Co., Senior Notes	5.930%	5/1/60	5,000,000	4,899,623

Total Aerospace & Defense				8,844,540

Airlines - 2.3%
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	840,000	848,648
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	680,000	660,450
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	6,420,000	6,909,332
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	29,450,000	31,528,754	(f)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	5,930,000	5,919,359	(f)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	5,390,000	5,386,647	(f)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	700,000	696,108	(f)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	7,670,000	7,795,175	(f)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	4,907,999	5,148,859	(f)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	4,390,000	4,243,209	(f)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	6,756,000	6,347,262	(f)

Total Airlines				75,483,803

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report	17

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	1,070,000	$955,692	(f)

Commercial Services & Supplies - 0.1%
ADT Security Corp., Senior Secured Notes	4.125%	8/1/29	310,000	276,317	(f)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	330,000	327,628	(f)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	210,000	182,400
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	3,120,000	3,065,603	(f)

Total Commercial Services & Supplies				3,851,948

Electrical Equipment - 0.1%
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	2,070,000	1,842,921	(f)

Road & Rail - 0.0%††
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	456,000	470,950	(f)

Trading Companies & Distributors - 0.6%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,080,000	944,406	(f)
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	13,060,000	13,043,871
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	100,344
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,620,000	1,473,585
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	4,220,000	3,803,950

Total Trading Companies & Distributors				19,366,156

TOTAL INDUSTRIALS				110,816,010

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	1,150,000	1,126,137	(f)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	1,980,000	1,756,458	(f)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,000,000	1,672,470	(f)

Total Communications Equipment				4,555,065

See Notes to Schedule of Investments.

18	Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - 0.0%††
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	320,000	$296,480	(f)
Open Text Holdings Inc., Senior Notes	4.125%	12/1/31	400,000	361,760	(f)

Total Software				658,240

TOTAL INFORMATION TECHNOLOGY				5,213,305

MATERIALS - 2.1%
Chemicals - 0.8%
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	1,187,900	(f)
OCP SA, Senior Notes	3.750%	6/23/31	4,000,000	3,330,916	(f)
OCP SA, Senior Notes	5.125%	6/23/51	4,630,000	3,460,175	(f)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	10,430,000	9,374,588	(f)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	9,900,000	8,167,748	(f)

Total Chemicals				25,521,327

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	590,000	493,709	(f)
Ball Corp., Senior Notes	4.000%	11/15/23	310,000	311,162
Ball Corp., Senior Notes	3.125%	9/15/31	4,730,000	4,138,750
Graphic Packaging International LLC, Senior Notes	4.875%	11/15/22	960,000	964,335

Total Containers & Packaging				5,907,956

Metals & Mining - 0.6%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,000,000	2,159,793
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,440,000	1,439,439	(f)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	2,030,000	1,966,380
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	10,450,000	10,292,623
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	330,000	296,347	(f)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000	517,475
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	240,000	251,721
Vale Canada Ltd., Senior Notes	7.200%	9/15/32	1,254,000	1,412,386
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,368,000	1,536,941

Total Metals & Mining				19,873,105

Paper & Forest Products - 0.5%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	13,710,000	12,154,052
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	5,160,000	4,327,976

Total Paper & Forest Products				16,482,028

TOTAL MATERIALS				67,784,416

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report	19

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	1,310,000	$1,195,408	(f)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,320,000	1,310,417
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	880,000	832,468
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.500%	3/15/31	5,600,000	4,902,352
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.500%	1/15/28	1,225,000	1,145,056	(f)

TOTAL REAL ESTATE				9,385,701

UTILITIES - 0.2%
Electric Utilities - 0.2%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,000,000	3,546,795
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	3,000,000	2,791,230

TOTAL UTILITIES				6,338,025

TOTAL CORPORATE BONDS & NOTES (Cost - $869,807,298)				807,080,073

COLLATERALIZED MORTGAGE OBLIGATIONS(h) - 18.3%
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.360%)	1.366%	6/25/47	3,448,544	2,931,677	(c)
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	1.749%	10/15/38	23,735,000	22,835,657	(c)(f)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	5.831%	8/10/45	17,600,494	5,808,163	(c)(f)
Banc of America Funding Corp., 2015-R3 1A2	1.055%	3/27/36	30,681,142	27,484,449	(c)(f)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	1.227%	5/26/37	9,411,056	8,588,074	(c)(f)
Banc of America Funding Trust, 2015-R2 9A2	1.024%	3/27/36	13,758,048	12,990,361	(c)(f)
Barclays Commercial Mortgage Trust, 2019-C5 A4	3.063%	11/15/52	25,110,000	23,507,168
BCAP LLC Trust, 2013-RR3 4A2 (1 mo. USD LIBOR + 0.160%)	0.828%	11/26/36	4,445,483	4,291,859	(c)(f)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. USD LIBOR + 0.225%)	1.118%	1/26/36	22,758,886	20,951,657	(c)(f)
BX Commercial Mortgage Trust, 2020-VIVA E	3.549%	3/11/44	6,847,863	5,575,200	(c)(f)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	3.775%	4/15/34	3,210,000	3,018,144	(c)(f)

See Notes to Schedule of Investments.

20	Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
BX Commercial Mortgage Trust, 2021-21M A (1 mo. USD LIBOR + 0.730%)	1.605%	10/15/36	12,710,000	$12,234,288	(c)(f)
BX Commercial Mortgage Trust, 2021- ACNT A (1 mo. USD LIBOR + 0.850%)	1.725%	11/15/38	7,780,000	7,518,520	(c)(f)
BX Commercial Mortgage Trust, 2021- XL2 J (1 mo. USD LIBOR + 3.890%)	4.765%	10/15/38	9,334,621	8,797,456	(c)(f)
BX Trust, 2021-BXMF A (1 mo. USD LIBOR + 0.636%)	1.511%	10/15/26	24,640,000	23,699,370	(c)(f)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	15,000,000	13,956,118
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	720,000	706,822	(c)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	1,100,000	806,389	(f)
CSMC Trust, 2014-11R 15A2	2.850%	1/27/36	3,830,117	3,761,304	(c)(f)
CSMC Trust, 2014-USA E	4.373%	9/15/37	530,000	430,055	(f)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	6.225%	7/15/32	11,706,000	10,555,756	(c)(f)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%)	3.875%	12/15/35	6,870,000	6,818,963	(c)(f)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	9.736%	4/15/36	2,740,277	635,933	(c)(f)
ELP Commercial Mortgage Trust, 2021- ELP D (1 mo. USD LIBOR + 1.519%)	2.394%	11/15/38	15,900,000	15,204,660	(c)(f)
Extended Stay America Trust, 2021-ESH A (1 mo. USD LIBOR + 1.080%)	1.955%	7/15/38	8,507,640	8,329,163	(c)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	3.634%	1/25/34	9,670,000	8,711,627	(c)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	5.606%	12/25/42	2,610,000	2,522,783	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	4.756%	4/25/43	25,400,000	25,089,739	(c)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	12.756%	5/25/43	17,255,970	18,261,833	(c)(f)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report	21

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	5.856%	10/25/29	16,410,000	$17,290,954	(c)(f)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	3.006%	3/25/31	6,527,638	6,427,581	(c)(f)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	5.356%	4/25/31	2,414,000	2,433,813	(c)(f)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	3.684%	10/25/41	8,870,000	7,754,357	(c)(f)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.232%	5/16/55	2,827,807	33,382	(c)
GS Mortgage Securities Corp., 2014-2R 3B (1 mo. USD LIBOR + 0.610%)	1.067%	11/26/37	15,882,574	14,077,475	(c)(f)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	5.325%	11/15/32	10,000,000	9,484,228	(c)(f)
Hilton USA Trust, 2016-HHV D	4.194%	11/5/38	2,800,000	2,605,549	(c)(f)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	1.546%	11/25/36	18,978,278	14,450,915	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.438%	11/15/47	3,940,000	3,544,669	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AMS	5.337%	5/15/47	3,995,493	3,660,728
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.504%	2/15/51	16,183	14,573	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFX	4.625%	1/16/37	49,120,000	44,971,909	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	38,360,000	34,785,742	(c)(f)
JPMorgan Chase Commercial Mortgage
Securities Trust, 2021-NYAH H (1 mo. USD LIBOR + 3.390%)	4.265%	6/15/38	7,960,000	7,477,200	(c)(f)
KIND Trust, 2021-KIND D (1 mo. USD LIBOR + 2.300%)	3.175%	8/15/38	21,380,000	20,118,569	(c)(f)
KIND Trust, 2021-KIND XCP, IO	0.239%	8/15/38	78,050,000	38,362	(c)(f)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	694,635	341,982	(c)

See Notes to Schedule of Investments.

22	Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	303,565	$149,451	(c)(f)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	33,705	33,214	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	6,250,000	6,038,456	(c)
Motel Trust, 2021-MTL6 E (1 mo. USD LIBOR + 2.700%)	3.575%	9/15/38	3,143,000	3,038,925	(c)(f)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	7,980,000	7,642,006	(f)
NYO Commercial Mortgage Trust, 2021-1290 C (1 mo. USD LIBOR + 1.995%)	2.870%	11/15/38	9,150,000	8,670,259	(c)(f)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	3.773%	5/27/23	12,217,461	11,989,797	(c)(f)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	3.723%	10/27/22	4,311,562	4,289,837	(c)(f)
PMT Credit Risk Transfer Trust, 2021-1R A (1 mo. USD LIBOR + 2.900%)	3.906%	2/27/24	7,967,177	7,841,999	(c)(f)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	955,656	856,188	(f)
RBSSP Resecuritization Trust, 2013-4 1A2 (1 mo. USD LIBOR + 1.500%)	1.687%	12/26/37	18,658,257	17,866,921	(c)(f)
Residential Accredit Loans Inc., 2007- QS7 1A7 (1 mo. USD LIBOR + 0.550%)	1.556%	5/25/37	4,959,959	3,913,465	(c)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. USD LIBOR + 2.400%)	3.275%	5/15/38	7,960,000	7,594,295	(c)(f)
Soho Trust, 2021-SOHO C	2.697%	8/10/38	15,108,500	12,320,544	(c)(f)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO (-1.000 x 1 mo. USD LIBOR + 7.100%)	6.094%	7/25/36	18,807,816	1,643,096	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	975,373
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,257,535
WFRBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	1,431,344	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $619,736,520)				593,087,881

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report	23

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 17.4%
Argentina - 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	730,361		$217,435
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	16,237,114		4,781,830
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	1,882,485		513,372
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	7,464,786		2,864,612	(f)

Total Argentina					8,377,249

Brazil - 0.8%
Brazilian Government International
Bond, Senior Notes	5.625%	1/7/41	3,180,000		2,838,345
Brazilian Government International
Bond, Senior Notes	5.000%	1/27/45	9,080,000		7,287,888
Brazilian Government International
Bond, Senior Notes	4.750%	1/14/50	21,630,000		16,465,488

Total Brazil					26,591,721

China - 4.6%
China Government Bond	3.290%	5/23/29	935,130,000	CNY	145,382,258
China Government Bond, Senior Notes	3.390%	5/21/25	32,000,000	CNY	4,904,633	(i)

Total China					150,286,891

Colombia - 0.4%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	8,520,000		6,861,229
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	8,600,000		6,291,169
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	500,000		420,914

Total Colombia					13,573,312

Indonesia - 3.3%
Indonesia Treasury Bond	7.000%	5/15/27	544,513,000,000	IDR	38,344,061
Indonesia Treasury Bond	6.500%	2/15/31	875,398,000,000	IDR	58,288,616
Indonesia Treasury Bond	6.375%	4/15/32	57,165,000,000	IDR	3,737,209
Indonesia Treasury Bond	7.500%	6/15/35	100,987,000,000	IDR	6,956,892

Total Indonesia					107,326,778

See Notes to Schedule of Investments.

24	Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Kenya - 0.4%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	4,260,000		$3,980,949	(i)
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	910,000		799,380	(f)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	11,470,000		8,917,925	(f)

Total Kenya					13,698,254

Mexico - 6.9%
Mexican Bonos, Bonds	8.000%	11/7/47	3,200,030,000	MXN	149,806,127
Mexican Bonos, Senior Notes	7.750%	11/23/34	1,051,480,000	MXN	50,128,356
Mexican Bonos, Senior Notes	7.750%	11/13/42	479,171,500	MXN	21,995,395
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	3,380,000		3,045,914

Total Mexico					224,975,792

Nigeria - 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	4,970,000		4,111,979	(f)

Paraguay - 0.1%
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	4,570,000		4,029,094	(f)

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	510,000		588,635
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	2,520,000		2,804,273

Total Peru					3,392,908

Russia - 0.3%
Russian Federal Bond - OFZ	7.000%	1/25/23	746,890,000	RUB	803,428	*(j)
Russian Federal Bond - OFZ	7.000%	8/16/23	992,840,000	RUB	1,067,995	*(j)
Russian Federal Bond - OFZ	7.750%	9/16/26	659,350,000	RUB	709,261	*(j)
Russian Federal Bond - OFZ	8.150%	2/3/27	613,510,000	RUB	659,951	*(j)
Russian Federal Bond - OFZ	7.050%	1/19/28	2,374,777,000	RUB	2,554,541	*(j)
Russian Federal Bond - OFZ	6.900%	5/23/29	1,180,403,000	RUB	1,269,756	*(j)
Russian Federal Bond - OFZ	7.650%	4/10/30	1,497,220,000	RUB	1,610,555	*(j)
Russian Federal Bond - OFZ	7.250%	5/10/34	93,150,000	RUB	100,201	*(j)

Total Russia					8,775,688

TOTAL SOVEREIGN BONDS (Cost - $728,290,599)					565,139,666

ASSET-BACKED SECURITIES - 3.5%
Accredited Mortgage Loan Trust, 2006-2 M1 (1 mo. USD LIBOR + 0.270%)	1.276%	9/25/36	16,246,000		15,238,904	(c)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.600%)	1.606%	7/25/36	29,550,000		27,330,109	(c)(f)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report	25

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Asset-Backed Securities - (continued)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	2.506%	10/25/37	8,350,000	$8,211,341	(c)(f)
Fremont Home Loan Trust, 2006-B 1A (1 mo. USD LIBOR + 0.150%)	1.156%	8/25/36	15,376,865	6,900,957	(c)
GSAMP Trust, 2005-SEA1 M2 (1 mo. USD LIBOR + 1.350%)	2.356%	1/25/35	4,725,750	4,646,821	(c)(f)
Home Equity Asset Trust, 2005-6 M5 (1 mo. USD LIBOR + 0.945%)	1.951%	12/25/35	2,980,000	2,846,197	(c)
JPMorgan Mortgage Acquisition Trust, 2007-CH4 M2 (1 mo. USD LIBOR + 0.240%)	1.246%	5/25/37	25,250,000	23,077,644	(c)
KREF Ltd., 2021-FL2 D (1 mo. USD LIBOR + 2.200%)	3.087%	2/15/39	3,130,000	2,982,228	(c)(f)
Morgan Stanley ABS Capital I Inc. Trust, 2004-HE7 M1 (1 mo. USD LIBOR + 0.900%)	1.906%	8/25/34	6,247,959	6,029,785	(c)
PFCA Home Equity Investment Trust, 2003-IFC5 A	4.464%	1/22/35	9,739,472	9,958,241	(c)(f)
RAMP Trust, 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	1.356%	8/25/36	8,190,899	7,947,430	(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $117,039,583)				115,169,657

U.S. Government & Agency Obligations - 3.2%
U.S. Government Obligations - 3.2%
U.S. Treasury Bonds	3.250%	5/15/42	170,000	169,495
U.S. Treasury Bonds	3.750%	11/15/43	4,420,000	4,716,105	(k)(l)
U.S. Treasury Bonds	2.250%	2/15/52	49,900,000	41,752,266
U.S. Treasury Bonds	2.875%	5/15/52	37,290,000	35,891,625
U.S. Treasury Notes	2.750%	5/31/29	22,720,000	22,540,725

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $109,241,795)				105,070,216

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
Japanese Yen Futures, Call @ $79.00	6/3/22	59	73,750	2,213
U.S. Treasury 10-Year Notes Futures, Call @ $118.50	6/24/22	79	79,000	114,797
U.S. Treasury 10-Year Notes Futures, Put @ $119.75	6/24/22	158	158,000	162,938

See Notes to Schedule of Investments.

26	Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury Long-Term Bonds Futures, Call @ $138.00	6/24/22	158	158,000	$419,688
U.S. Treasury Long-Term Bonds Futures, Call @ $139.00	6/24/22	169	169,000	348,563
U.S. Treasury Long-Term Bonds Futures, Call @ $139.50	6/24/22	40	40,000	72,500
U.S. Treasury Long-Term Bonds Futures, Call @ $140.50	6/24/22	18	18,000	24,469
U.S. Treasury Long-Term Bonds Futures, Call @ $141.00	6/24/22	395	395,000	462,891
U.S. Treasury Long-Term Bonds Futures, Call @ $142.00	6/24/22	80	80,000	68,750

TOTAL PURCHASED OPTIONS (Cost - $1,878,998)				1,676,809

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,291,956,369)				3,008,858,048

	RATE	MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 2.1%
U.S. GOVERNMENT AGENCIES - 0.8%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $27,711,682)	0.941%	7/13/22	27,740,000	27,709,417	(m)

			SHARES
OVERNIGHT DEPOSITS - 1.3%
BNY Mellon Cash Reserve Fund (Cost - $40,949,106)	0.150%		40,949,106	40,949,106

TOTAL SHORT-TERM INVESTMENTS (Cost - $68,660,788)				68,658,523

TOTAL INVESTMENTS - 94.7% (Cost - $3,360,617,157)				3,077,516,571
Other Assets in Excess of Liabilities - 5.3%				173,284,728

TOTAL NET ASSETS - 100.0%				$3,250,801,299

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report	27

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(b)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)	All or a portion of this loan is unfunded as of May 31, 2022. The interest rate for fully unfunded term loans is to be determined.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)	The coupon payment on this security is currently in default as of May 31, 2022.

(k)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(l)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(m)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities
CNY	— Chinese Yuan Renminbi
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

28	Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
90-Day Eurodollar Futures, Call	12/19/22	$97.00	11,024	$27,560,000	$(6,958,900)
90-Day Eurodollar Futures, Call	12/19/22	99.00	78	195,000	(1,950)
U.S. Treasury 5-Year Notes Futures, Call	6/24/22	112.50	2,223	2,223,000	(1,823,556)
U.S. Treasury 5-Year Notes Futures, Call	6/24/22	113.00	1,767	1,767,000	(938,719)
U.S. Treasury 5-Year Notes Futures, Call	6/24/22	113.25	1,350	1,350,000	(558,985)
U.S. Treasury 5-Year Notes Futures, Call	6/24/22	113.50	2,143	2,143,000	(686,431)
U.S. Treasury 5-Year Notes Futures, Call	6/24/22	113.75	357	357,000	(86,461)
U.S. Treasury 5-Year Notes Futures, Call	6/24/22	114.00	397	397,000	(74,438)
U.S. Treasury 5-Year Notes Futures, Call	6/24/22	114.25	741	741,000	(104,203)
U.S. Treasury 5-Year Notes Futures, Put	6/24/22	112.00	670	670,000	(146,562)
U.S. Treasury 5-Year Notes Futures, Put	6/24/22	113.00	1,782	1,782,000	(1,030,219)
U.S. Treasury 5-Year Notes Futures, Put	6/24/22	113.50	397	397,000	(344,274)
U.S. Treasury 10-Year Notes Futures, Call	6/24/22	119.00	2,043	2,043,000	(2,330,297)
U.S. Treasury 10-Year Notes Futures, Call	6/24/22	119.50	1,938	1,938,000	(1,635,187)
U.S. Treasury 10-Year Notes Futures, Call	6/24/22	119.75	318	318,000	(233,531)
U.S. Treasury 10-Year Notes Futures, Call	6/24/22	120.00	634	634,000	(396,250)
U.S. Treasury 10-Year Notes Futures, Call	6/24/22	120.50	2,856	2,856,000	(1,249,500)
U.S. Treasury 10-Year Notes Futures, Call	6/24/22	121.50	734	734,000	(160,562)
U.S. Treasury 10-Year Notes Futures, Call	6/24/22	122.00	263	263,000	(36,984)
U.S. Treasury 10-Year Notes Futures, Put	6/24/22	118.00	401	401,000	(150,375)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report	29

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

SCHEDULE OF WRITTEN OPTIONS (cont’d)

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 10-Year Notes Futures, Put	6/24/22	$118.50	80	$80,000	$(40,000)
U.S. Treasury 10-Year Notes Futures, Put	6/24/22	119.00	596	596,000	(409,750)
U.S. Treasury 10-Year Notes Futures, Put	6/24/22	119.50	317	317,000	(282,328)
U.S. Treasury 10-Year Notes Futures, Put	6/24/22	120.00	449	449,000	(526,172)
U.S. Treasury Long-Term Bonds Futures, Put	6/24/22	138.00	321	321,000	(391,219)
U.S. Treasury Long-Term Bonds Futures, Put	6/24/22	140.00	119	119,000	(252,875)
U.S. Treasury Long-Term Bonds Futures, Put	6/24/22	140.50	158	158,000	(382,656)
U.S. Treasury Long-Term Bonds Futures, Put	6/24/22	141.00	79	79,000	(216,016)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $21,141,028)					$(21,448,400)

At May 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month Euribor	3,216	12/22	$857,011,285	$855,883,873	$(1,127,412)
90-Day Eurodollar	21,823	12/22	5,352,569,739	5,286,894,537	(65,675,202)
90-Day Eurodollar	3,011	6/23	726,879,037	728,247,988	1,368,951
90-Day Eurodollar	755	9/23	186,988,524	182,794,938	(4,193,586)
90-Day Eurodollar	2,499	12/23	609,018,427	605,632,650	(3,385,777)
Australian 10-Year Bonds	1,361	6/22	128,689,329	119,372,888	(9,316,441)
Australian Dollar	4,476	6/22	326,098,878	321,220,140	(4,878,738)
British Pound	906	6/22	74,152,949	71,375,813	(2,777,136)
Canadian Dollar	970	6/22	75,391,248	76,702,750	1,311,502
Euro	221	6/22	29,817,192	29,674,775	(142,417)
Euro-Bobl	749	9/22	101,058,950	100,688,018	(370,932)
Euro-Bund	891	9/22	147,755,552	145,326,066	(2,429,486)
Euro-OAT	592	9/22	90,708,448	90,170,642	(537,806)
Japanese Yen	1,295	6/22	138,452,782	125,882,094	(12,570,688)
Mexican Peso	4,667	6/22	108,967,177	118,261,780	9,294,603

See Notes to Schedule of Investments.

30	Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury Long- Term Bonds	568	9/22	$79,571,490	$79,200,500	$(370,990)
U.S. Treasury Ultra Long-Term Bonds	13,214	9/22	2,074,933,430	2,058,080,500	(16,852,930)
United Kingdom Long Gilt Bonds	64	9/22	9,524,451	9,352,563	(171,888)

					(112,826,373)

Contracts to Sell:
3-Month EURIBOR	4,884	6/22	1,316,642,610	1,314,147,101	2,495,509
90-Day Eurodollar	1,764	6/22	432,859,871	433,216,350	(356,479)
Euro-Bund	53	6/22	8,759,971	8,624,053	135,918
Euro-Buxl	246	9/22	47,119,210	45,920,543	1,198,667
Japanese 10-Year Bonds	90	6/22	105,383,369	104,621,898	761,471
U.S. Treasury 2-Year Notes	3,041	9/22	640,434,089	641,959,850	(1,525,761)
U.S. Treasury 5-Year Notes	278	9/22	31,314,451	31,400,970	(86,519)
U.S. Treasury 10-Year Notes	6,963	9/22	831,280,362	831,752,144	(471,782)
U.S. Treasury Ultra 10-Year Notes	1,089	9/22	139,626,292	139,919,490	(293,198)
					1,857,826

Net unrealized depreciation on open futures contracts					$(110,968,547)

Abbreviation(s) used in this table:

EURIBOR	— Euro Interbank Offered Rate
OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

At May 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	21,000,000	USD	22,117,200	Citibank N.A.	6/15/22	$444,622
EUR	18,125,000	USD	19,482,019	Morgan Stanley & Co. Inc.	6/15/22	(9,017)
MXN	1,127,500,000	USD	56,133,066	Morgan Stanley & Co. Inc.	6/15/22	980,147
BRL	51,024,095	USD	10,782,776	BNP Paribas SA	7/19/22	(195,330)
AUD	90,395,636	USD	67,619,100	Citibank N.A.	7/19/22	(2,699,679)
CAD	202,320,000	USD	161,704,644	Citibank N.A.	7/19/22	(1,792,512)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report	31

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	324,395,013	USD	259,682,207	Citibank N.A.	7/19/22	$(3,282,946)
EUR	3,100,000	USD	3,264,548	Citibank N.A.	7/19/22	72,241
IDR	399,524,552,376	USD	27,777,553	Citibank N.A.	7/19/22	(398,370)
MXN	943,033,461	USD	46,858,107	Citibank N.A.	7/19/22	593,529
NOK	337,462,900	EUR	35,427,000	Citibank N.A.	7/19/22	(2,110,944)
USD	7,474,375	AUD	10,000,000	Citibank N.A.	7/19/22	292,676
USD	24,180,175	CNY	155,140,000	Citibank N.A.	7/19/22	897,745
USD	42,315,248	CNY	271,410,000	Citibank N.A.	7/19/22	1,583,752
USD	8,013,920	MXN	161,200,000	Citibank N.A.	7/19/22	(97,355)
USD	35,618,898	MXN	735,730,000	Citibank N.A.	7/19/22	(1,401,625)
GBP	38,583,855	USD	50,409,421	Goldman Sachs Group Inc.	7/19/22	(1,773,706)
JPY	13,084,662,208	USD	105,880,096	Goldman Sachs Group Inc.	7/19/22	(4,026,275)
NOK	294,454	EUR	31,000	Goldman Sachs Group Inc.	7/19/22	(1,937)
CNY	103,073,449	USD	15,983,353	JPMorgan Chase & Co.	7/19/22	(514,742)
INR	1,625,339,626	USD	21,159,695	JPMorgan Chase & Co.	7/19/22	(327,640)
USD	165,530,029	CNH	1,058,928,700	JPMorgan Chase & Co.	7/19/22	7,149,109
USD	9,225,059	CNY	59,087,428	JPMorgan Chase & Co.	7/19/22	357,592
USD	30,242,684	CNY	193,780,000	JPMorgan Chase & Co.	7/19/22	1,161,408
BRL	56,778,882	USD	11,918,071	Morgan Stanley & Co. Inc.	7/19/22	(136,513)
NOK	306,293,195	EUR	32,237,000	Morgan Stanley & Co. Inc.	7/19/22	(2,004,455)
USD	21,032,408	BRL	107,802,976	Morgan Stanley & Co. Inc.	7/19/22	(1,336,595)
USD	5,448,000	EUR	5,000,000	Morgan Stanley & Co. Inc.	7/19/22	66,082
USD	15,311,220	EUR	13,979,275	Morgan Stanley & Co. Inc.	7/19/22	264,158
USD	37,061,015	MXN	766,233,000	Morgan Stanley & Co. Inc.	7/19/22	(1,494,361)
ZAR	284,980,000	USD	19,254,755	Morgan Stanley & Co. Inc.	7/19/22	(1,147,199)

Total						$(10,888,140)

See Notes to Schedule of Investments.

32	Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

Abbreviation(s) used in this table:

AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CNH	—Chinese Offshore Yuan
CNY	—Chinese Yuan Renminbi
EUR	—Euro
GBP	—British Pound
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
USD	—United States Dollar
ZAR	—South African Rand

At May 31, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
192,550,000	11/18/23	3.970%**	CPURNSA**	$(710,403)	$7,854,914
1,328,480,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(29,822,663)
930,922,000	8/31/26	Daily SOFR Compound annually	2.470% annually	(8,849,159)	3,536,363
144,580,000	10/20/26	2.950%**	CPURNSA**	(75,652)	7,879,345
192,550,000	11/18/26	CPURNSA**	3.370%**	1,836,306	(8,002,679)
218,810,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(374,894)	6,991,114
118,982,000	5/15/27	0.710% annually	Daily SOFR Compound annually	577,111	9,785,099
125,708,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	154,994	9,863,210
452,327,000	8/15/28	1.130% annually	Daily SOFR Compound annually	2,267,946	35,535,752
657,669,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(966,359)	52,532,012

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report	33

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	95,601,000		11/1/28	1.200% annually	Daily SOFR Compound annually	$(5,578)	$7,865,490
	51,546,000		2/15/29	2.850% annually	Daily SOFR Compound annually	(658,406)	(113,730)
	1,482,510,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	454,633	(4,680,111)
	1,560,270,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	579,908	(5,070,233)
	144,580,000		10/20/31	CPURNSA**	2.770%**	116,922	(8,466,714)
	144,580,000		10/20/31	1.733% annually	Daily SOFR Compound annually	569,562	5,250,893
	80,113,000		3/18/32	2.000% annually	Daily SOFR Compound annually	649,374	3,832,096
	33,813,000		2/15/47	1.630% semi-annually	3-Month LIBOR quarterly	(195,844)	8,099,589
	213,837,000		2/15/47	1.520% annually	Daily SOFR Compound annually	(5,342,490)	48,982,277
	13,280,000		2/15/47	1.729% annually	Daily SOFR Compound annually	—	2,209,381
	91,940,000		5/15/47	1.630% annually	Daily SOFR Compound annually	4,054,369	12,937,251
	56,426,000		8/15/47	1.650% annually	Daily SOFR Compound annually	5,672,650	4,610,341
	67,210,000		4/21/52	2.500% annually	Daily SOFR Compound annually	114,960	879,820

Total						$(130,050)	$172,488,817

See Notes to Schedule of Investments.

34	Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION1
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MAY 31, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Apache Corp., 4.875%, due 11/15/27	$9,404,000	6/20/26	0.015%	1.000% quarterly	$(185,902)	$(383,568)	$197,666
Apache Corp., 4.875%, due 11/15/27	26,989,000	12/20/26	0.017%	1.000% quarterly	(743,263)	(739,149)	(4,114)

Total	$36,393,000				$(929,165)	$(1,122,717)	$193,552

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION1
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.38 Index	$240,915,000	6/20/27	5.000% quarterly	$3,825,249	$11,952,076	$(8,126,827)
Markit CDX.NA.IG.38 Index	1,922,292,000	6/20/27	1.000% quarterly	18,236,784	21,557,189	(3,320,405)

Total	$2,163,207,000			$22,062,033	$33,509,265	$(11,447,232)

See Notes to Schedule of Investments.

Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report	35

WESTERN ASSET SMASh SERIES CORE PLUS COMPLETION FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

36	Western Asset SMASh Series Core Plus Completion Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series Core Plus Completion Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

37

Notes to Schedule of Investments (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

38

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Senior Loans:
Communication Services	—	$140,809,327	$2,313,401	$143,122,728
Other Senior Loans	—	678,511,018	—	678,511,018
Corporate Bonds & Notes	—	807,080,073	—	807,080,073
Collateralized Mortgage Obligations	—	593,087,881	—	593,087,881
Sovereign Bonds	—	565,139,666	—	565,139,666
Asset-Backed Securities	—	115,169,657	—	115,169,657
U.S. Government & Agency Obligations	—	105,070,216	—	105,070,216
Purchased Options	$1,676,809	—	—	1,676,809

Total Long-Term Investments	1,676,809	3,004,867,838	2,313,401	3,008,858,048

Short-Term Investments†:
U.S. Government Agencies	—	27,709,417	—	27,709,417
Overnight Deposits	—	40,949,106	—	40,949,106

Total Short-Term Investments	—	68,658,523	—	68,658,523

Total Investments	$1,676,809	$3,073,526,361	$2,313,401	$3,077,516,571

39

Notes to Schedule of Investments (unaudited) (cont’d)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$16,566,621	—	—	$16,566,621
Forward Foreign Currency Contracts††	—	$13,863,061	—	13,863,061
Centrally Cleared Interest Rate Swaps††	—	228,644,947	—	228,644,947
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	197,666	—	197,666

Total Other Financial Instruments	$16,566,621	$242,705,674	—	$259,272,295

Total	$18,243,430	$3,316,232,035	$2,313,401	$3,336,788,866

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$21,448,400	—	—	$21,448,400
Futures Contracts††	127,535,168	—	—	127,535,168
Forward Foreign Currency Contracts††	—	$24,751,201	—	24,751,201
Centrally Cleared Interest Rate Swaps††	—	56,156,130	—	56,156,130
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	4,114	—	4,114
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	11,447,232	—	11,447,232

Total	$148,983,568	$92,358,677	—	$241,342,245

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

40